Loan Receivables	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Loan Receivables
6.	LOAN RECEIVABLE S
In September
2019, the Group entered into loan agreements amounted to USD27,468 (equivalent to RMB191,230) with American Hebrew Academy, Inc. (“AHA”), a non-for-profit
corporation. The annual interest rate was 18.0% and the term of the loan was 12 months.
In
February
2020,
the Group and AHA amended the agreement where the maturity date of the loans to AHA was extended to
September 6, 2021
. During the year ended December 31, 2020, the Group loaned an additional
USD4,290 (equivalent to RMB27,993)

to AHA with the same interest rate and maturity date. The loans are secured by AHA’s real estate property located in North Carolina, the United States
.
In April 2020, the Group also entered into a loan agreement amounted to RMB15,670 with a third party. The annual interest rate was 4.75% and the term of the loan was 12 months.